Investment in joint ventures (Details) - Schedule of carrying amount of the company’s interest in Promedical S.A - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Schedule of carrying amount of the company’s interest in Promedical S.A [Abstract]
Net assets of Promedical S.A.	$ 6,434	$ 6,434
Proportion of the Company’s ownership interest in Promedical S.A.	3,217	3,217
Other adjustments	(774)	(757)
Carrying amount of the Company’s interest in Promedical S.A.	$ 2,443	$ 2,460	[1]	$ 1,390

[1]	Refer to Note 2.4